Income Tax - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 919,265	$ (2,927,054)
Income (loss) before provision for income taxes	$ 919,265	$ (2,927,054)